Nuveen Preferred & Income Opportunities Fund
Portfolio of Investments October 31, 2023
(Unaudited)
JPC
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 159.5%  (100.0% of Total Investments)
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 81.9%
(51.4% of Total Investments) X 611,583,884
Automobiles & Components - 2.2%
$ 13,485 (b) General Motors Financial Co Inc 5.750% N/A (c) $ 10,512,189
7,270 (b) General Motors Financial Co Inc 5.700% N/A (c) 6,105,083
Total Automobiles & Components 16,617,272
Banks - 35.1%
3,720 (b) Bank of America Corp 6.300% N/A (c) 3,619,615
4,830 (b) Bank of America Corp 6.250% N/A (c) 4,747,077
11,835 (b) Bank of America Corp 6.500% N/A (c) 11,679,754
1,415 Bank of America Corp 6.100% N/A (c) 1,364,306
2,000 (b),(d) Bank of America Corp (TSFR3M reference rate + 3.397%
spread)
8.806% N/A (c) 2,000,990
3,685 Bank of America Corp 4.375% N/A (c) 2,974,168
6,290 (b) Citigroup Inc 5.000% N/A (c) 5,952,931
16,055 (b),(e) Citigroup Inc 6.250% N/A (c) 15,071,805
4,800 (b) Citigroup Inc 7.625% N/A (c) 4,622,127
9,981 Citigroup Inc 5.950% N/A (c) 9,489,443
2,415 (b) Citigroup Inc 7.375% N/A (c) 2,303,378
8,065 Citigroup Inc 6.300% N/A (c) 7,820,743
1,820 Citigroup Inc 4.150% N/A (c) 1,417,078
2,015 (b) Citizens Financial Group Inc 4.000% N/A (c) 1,371,951
1,685 Citizens Financial Group Inc 6.375% N/A (c) 1,370,161
8,820 (b) CoBank ACB 6.450% N/A (c) 8,193,236
3,150 (b) CoBank ACB 6.250% N/A (c) 2,968,412
5,835 (b) Farm Credit Bank of Texas, 144A 6.200% N/A (c) 5,222,325
2,420 (b) Farm Credit Bank of Texas, 144A 5.700% N/A (c) 2,262,700
500 (b),(d) Fifth Third Bancorp (TSFR3M reference rate + 3.295%
spread)
8.689% N/A (c) 450,938
1,025 (b) Fifth Third Bancorp 4.500% N/A (c) 871,288
14,985 (d) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.643% N/A (c) 15,243,575
910 (b) Goldman Sachs Group Inc/The 4.400% N/A (c) 760,475
925 (b) Goldman Sachs Group Inc/The 3.800% N/A (c) 722,883
2,314 (b) HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (c) 2,792,676
8,525 (b) Huntington Bancshares Inc/OH 5.625% N/A (c) 6,629,483
2,355 (b) JPMorgan Chase & Co 6.100% N/A (c) 2,322,913
1,830 JPMorgan Chase & Co 3.650% N/A (c) 1,587,477
23,065 (b) JPMorgan Chase & Co 6.750% N/A (c) 23,047,491
7,075 (b) JPMorgan Chase & Co 5.000% N/A (c) 6,846,571
2,485 (b) KeyCorp 5.000% N/A (c) 1,655,137
1,440 (b) M&T Bank Corp 3.500% N/A (c) 962,939
6,970 (b) M&T Bank Corp 6.450% N/A (c) 6,502,493
1,880 (b) M&T Bank Corp 5.125% N/A (c) 1,417,751
3,185 PNC Financial Services Group Inc/The 6.000% N/A (c) 2,669,858
13,945 (b),(d) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.711% N/A (c) 13,752,085
2,657 (b) PNC Financial Services Group Inc/The 5.000% N/A (c) 2,209,685
2,835 PNC Financial Services Group Inc/The 3.400% N/A (c) 2,039,900
7,960 (b) PNC Financial Services Group Inc/The 6.250% N/A (c) 6,551,086
1,740 (b) PNC Financial Services Group Inc/The 6.200% N/A (c) 1,548,053
3,545 Regions Financial Corp 5.750% N/A (c) 3,251,816
12,915 (e) Truist Financial Corp 4.800% N/A (c) 10,584,003
6,082 (b) Truist Financial Corp 5.100% N/A (c) 4,870,963

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

JPC
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Banks (continued)
$ 3,430 (b),(d) Truist Financial Corp (TSFR3M reference rate + 3.364%
spread)
8.773% N/A (c) $ 3,253,496
6,615 (b) Wells Fargo & Co 7.625% N/A (c) 6,623,579
9,547 (b) Wells Fargo & Co 3.900% N/A (c) 8,269,230
6,478 (e) Wells Fargo & Co 5.900% N/A (c) 6,369,851
12,370 (b) Wells Fargo & Co 5.875% N/A (c) 12,018,130
1,385 (b) Wells Fargo & Co 7.950% 11/15/29 1,460,843
9,666 (d),(e) Zions Bancorp NA (3-Month LIBOR reference rate + 4.440%
spread)
10.111% N/A (c) 9,106,334
1,105 (d) Zions Bancorp NA (3-Month LIBOR reference rate + 3.800%
spread)
9.471% N/A (c) 913,463
Total Banks 261,758,665
Capital Goods - 4.3%
15,493 (b) AerCap Global Aviation Trust, 144A 6.500% 6/15/45 15,198,424
6,030 (b) AerCap Holdings NV 5.875% 10/10/79 5,659,474
4,180 (b) Air Lease Corp 4.650% N/A (c) 3,557,776
8,474 (b) ILFC E-Capital Trust I, 144A 7.459% 12/21/65 6,301,243
1,960 ILFC E-Capital Trust I, 144A 7.209% 12/21/65 1,442,198
Total Capital Goods 32,159,115
Energy - 3.1%
5,765 (b) Enbridge Inc 5.750% 7/15/80 4,805,442
4,560 (b) Enbridge Inc 8.500% 1/15/84 4,368,331
3,460 (b) Enbridge Inc 7.625% 1/15/83 3,094,766
2,578 (b) Enbridge Inc 5.500% 7/15/77 2,193,364
1,540 (b) Enbridge Inc 6.000% 1/15/77 1,340,089
3,320 (b) Energy Transfer LP 6.500% N/A (c) 3,006,857
630 (b) Energy Transfer LP 7.125% N/A (c) 523,169
3,015 Transcanada Trust 5.600% 3/07/82 2,327,044
2,245 (b) Transcanada Trust 5.500% 9/15/79 1,778,723
Total Energy 23,437,785
Financial Services - 10.6%
3,674 (b) Ally Financial Inc 4.700% N/A (c) 2,384,788
6,365 Ally Financial Inc 4.700% N/A (c) 3,715,949
4,570 (b) American AgCredit Corp, 144A 5.250% N/A (c) 4,181,550
4,560 (b) American Express Co 3.550% N/A (c) 3,579,600
2,040 Bank of New York Mellon Corp/The 4.700% N/A (c) 1,930,801
2,590 (b) Capital Farm Credit ACA, 144A 5.000% N/A (c) 2,331,000
3,215 (b) Capital One Financial Corp 3.950% N/A (c) 2,237,577
5,720 Charles Schwab Corp/The 5.375% N/A (c) 5,431,472
3,090 (b) Charles Schwab Corp/The 4.000% N/A (c) 2,452,443
1,100 Compeer Financial ACA, 144A 4.875% N/A (c) 990,000
3,175 (b) Discover Financial Services 6.125% N/A (c) 2,931,838
1,465 (b) Discover Financial Services 5.500% N/A (c) 977,001
7,470 Equitable Holdings Inc 4.950% N/A (c) 6,807,838
7,411 Goldman Sachs Group Inc/The 5.300% N/A (c) 6,907,831
1,775 (b),(d) Goldman Sachs Group Inc/The (TSFR3M reference rate +
3.136% spread)
8.501% N/A (c) 1,762,484
1,555 Goldman Sachs Group Inc/The 4.125% N/A (c) 1,232,050
5,920 (b) Goldman Sachs Group Inc/The 7.500% N/A (c) 5,806,057
14,454 (b),(e) Goldman Sachs Group Inc/The 5.500% N/A (c) 14,094,416
9,696 (b) Voya Financial Inc 7.748% N/A (c) 9,519,386
Total Financial Services 79,274,081

Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Food, Beverage & Tobacco - 4.8%
$ 2,145 Dairy Farmers of America Inc, 144A 7.125% N/A (c) $ 1,930,500
28,560 (b) Land O' Lakes Inc, 144A 8.000% N/A (c) 25,132,800
7,435 (b) Land O' Lakes Inc, 144A 7.000% N/A (c) 5,427,550
3,860 (b) Land O' Lakes Inc, 144A 7.250% N/A (c) 3,010,800
Total Food, Beverage & Tobacco 35,501,650
Insurance - 14.0%
1,615 Aegon NV 5.500% 4/11/48 1,459,552
1,550 (b) American International Group Inc 5.750% 4/01/48 1,410,422
16,404 (b) Assurant Inc 7.000% 3/27/48 15,711,522
11,519 (b) Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 9,790,346
3,285 (b) AXIS Specialty Finance LLC 4.900% 1/15/40 2,584,291
2,395 (b) Enstar Finance LLC 5.750% 9/01/40 2,107,197
4,720 Enstar Finance LLC 5.500% 1/15/42 3,762,246
8,710 (b) Markel Group Inc 6.000% N/A (c) 8,420,907
6,088 (b) MetLife Inc, 144A 9.250% 4/08/38 6,594,278
3,860 (b) MetLife Inc 3.850% N/A (c) 3,509,505
2,010 (b) MetLife Inc 5.875% N/A (c) 1,770,254
2,485 (b) PartnerRe Finance B LLC 4.500% 10/01/50 2,042,396
7,488 (b) Provident Financing Trust I 7.405% 3/15/38 7,239,680
2,690 (b) Prudential Financial Inc 5.125% 3/01/52 2,287,150
745 (b) Prudential Financial Inc 3.700% 10/01/50 586,957
6,385 (b) QBE Insurance Group Ltd, 144A 7.500% 11/24/43 6,387,975
2,960 (b) QBE Insurance Group Ltd, 144A 5.875% N/A (c) 2,828,933
14,558 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 14,317,529
9,700 (b) SBL Holdings Inc, 144A 6.500% N/A (c) 5,471,263
10,685 (b) SBL Holdings Inc, 144A 7.000% N/A (c) 6,492,413
Total Insurance 104,774,816
Media & Entertainment - 0.4%
3,690 (b) Paramount Global 6.375% 3/30/62 2,715,619
Total Media & Entertainment 2,715,619
Technology Hardware & Equipment - 0.2%
2,315 (b) Vodafone Group PLC 4.125% 6/04/81 1,749,890
Total Technology Hardware & Equipment 1,749,890
Telecommunication Services - 0.9%
6,644 Vodafone Group PLC 7.000% 4/04/79 6,424,229
Total Telecommunication Services 6,424,229
Utilities - 6.3%
4,775 (b) AES Andes SA, 144A 6.350% 10/07/79 4,413,055
2,200 (b) AES Andes SA, 144A 7.125% 3/26/79 2,069,512
2,070 American Electric Power Co Inc 3.875% 2/15/62 1,625,621
1,210 (b) CMS Energy Corp 4.750% 6/01/50 1,003,407
4,310 (b) Edison International 5.000% N/A (c) 3,835,736
995 (b) Edison International 5.375% N/A (c) 891,691
14,680 (b) Emera Inc 6.750% 6/15/76 13,805,617
4,750 Sempra 4.875% N/A (c) 4,435,864
3,005 Sempra 4.125% 4/01/52 2,314,674
3,580 (b) Southern Co/The 4.000% 1/15/51 3,266,335
8,525 (e) Vistra Corp, 144A 8.000% N/A (c) 8,098,750
1,550 Vistra Corp, 144A 7.000% N/A (c) 1,410,500
Total Utilities 47,170,762
Total $1,000 Par (or similar) Institutional Preferred
(cost $682,292,316) 611,583,884

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

JPC
Principal
Amount (000) Description (a),(f) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 48.2% (30.2% of Total
Investments) X 359,886,999
Banks - 40.6%
$ 2,025 (b) Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (c) $ 1,964,655
11,060 (b) Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (c) 10,419,827
2,810 (b) Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (c) 2,709,545
5,495 (b) Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (c) 4,363,618
3,120 (b) Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (c) 2,827,506
4,700 (b) Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (c) 4,056,778
8,000 Banco Santander SA , Reg S 7.500% N/A (c) 7,751,776
11,705 (b) Banco Santander SA 4.750% N/A (c) 8,417,421
14,840 (b) Barclays PLC 8.000% N/A (c) 13,125,980
6,440 Barclays PLC 6.125% N/A (c) 5,752,337
10,185 (e) Barclays PLC 8.000% N/A (c) 9,961,381
7,560 BNP Paribas SA, 144A 6.625% N/A (c) 7,454,221
9,125 (b) BNP Paribas SA, 144A 8.500% N/A (c) 8,743,472
1,600 (b) BNP Paribas SA, 144A 7.000% N/A (c) 1,427,323
13,875 (b) BNP Paribas SA, 144A 7.750% N/A (c) 12,864,530
2,500 (b) BNP Paribas SA, 144A 9.250% N/A (c) 2,541,222
5,050 BNP Paribas SA, 144A 7.375% N/A (c) 4,919,646
5,854 (b) Credit Agricole SA, 144A 7.875% N/A (c) 5,824,730
12,285 (b) Credit Agricole SA, 144A 8.125% N/A (c) 12,131,437
1,925 (b) Credit Agricole SA, 144A 4.750% N/A (c) 1,424,898
22,034 (b),(e) HSBC Holdings PLC 6.375% N/A (c) 20,771,174
13,585 (b) HSBC Holdings PLC 8.000% N/A (c) 13,330,281
13,175 (b),(e) HSBC Holdings PLC 6.000% N/A (c) 11,474,963
11,365 ING Groep NV , Reg S 6.750% N/A (c) 11,281,651
10,560 (b) ING Groep NV 5.750% N/A (c) 9,287,995
7,585 (b) ING Groep NV 6.500% N/A (c) 7,096,903
5,575 (b) Intesa Sanpaolo SpA, 144A 7.700% N/A (c) 5,206,320
5,075 (b) Lloyds Banking Group PLC 8.000% N/A (c) 4,456,394
7,450 (b) Lloyds Banking Group PLC 7.500% N/A (c) 7,260,558
15,665 (b),(e) Lloyds Banking Group PLC 7.500% N/A (c) 14,533,987
3,350 (b) Macquarie Bank Ltd/London, 144A 6.125% N/A (c) 2,965,196
9,190 (b) NatWest Group PLC 8.000% N/A (c) 8,921,606
9,319 (b) NatWest Group PLC 6.000% N/A (c) 8,537,215
5,180 (b) Nordea Bank Abp, 144A 6.625% N/A (c) 4,842,544
7,331 (b) Societe Generale SA, 144A 7.875% N/A (c) 7,263,805
13,230 (b) Societe Generale SA, 144A 9.375% N/A (c) 12,771,893
6,268 (b) Societe Generale SA, 144A 8.000% N/A (c) 6,139,384
2,820 Societe Generale SA, 144A 4.750% N/A (c) 2,260,967
2,066 (b) Societe Generale SA, 144A 6.750% N/A (c) 1,661,330
2,681 Standard Chartered PLC, 144A 6.000% N/A (c) 2,522,672
6,880 (b) Standard Chartered PLC, 144A 7.750% N/A (c) 6,600,962
5,500 UniCredit SpA , Reg S 8.000% N/A (c) 5,417,500
Total Banks 303,287,603
Financial Services - 7.6%
18,475 (b) Deutsche Bank AG 6.000% N/A (c) 14,875,255
2,400 (b) Deutsche Bank AG 7.500% N/A (c) 2,126,540
400 Deutsche Bank AG , Reg S 4.789% N/A (c) 330,000
13,740 (b) UBS Group AG, 144A 7.000% N/A (c) 13,624,378
13,675 UBS Group AG , Reg S 7.000% N/A (c) 13,247,656
13,175 UBS Group AG , Reg S 6.875% N/A (c) 12,395,567
Total Financial Services 56,599,396
Total Contingent Capital Securities
(cost $387,137,686) 359,886,999

Shares   Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 28.3% (17.7% of Total
Investments) X 211,196,249
Banks - 7.7%
49,824 CoBank ACB 6.200% $ 4,810,507
159,700 (b) Farm Credit Bank of Texas, 144A 9.681% 15,890,150
221,181 (b) Fifth Third Bancorp 6.625% 5,390,181
427,000 (b) KeyCorp 6.200% 7,135,170
138,275 KeyCorp 6.125% 2,468,209
337,570 (b) New York Community Bancorp Inc 6.375% 7,129,479
219,461 (b) Regions Financial Corp 6.375% 4,602,097
67,764 (b) Regions Financial Corp 5.700% 1,209,587
91,115 Synovus Financial Corp 5.875% 2,070,133
68,200 (b) Wells Fargo & Co 4.750% 1,213,960
141,500 (b) Western Alliance Bancorp 4.250% 2,218,720
160,747 Wintrust Financial Corp 6.875% 3,848,283
Total Banks 57,986,476
Capital Goods - 1.0%
207,815 (b) Air Lease Corp 6.150% 5,012,498
76,500 (b) WESCO International Inc 10.625% 2,039,490
Total Capital Goods 7,051,988
Energy - 2.3%
60,200 (b) Energy Transfer LP 7.600% 1,488,144
242,497 (b),(e) NuStar Energy LP 11.315% 6,086,675
221,982 (b) NuStar Energy LP 12.438% 5,653,882
163,374 (b) NuStar Logistics LP 12.389% 4,244,456
Total Energy 17,473,157
Financial Services - 5.2%
47,800 (e) AgriBank FCB 6.875% 4,780,000
84,573 (b) Capital One Financial Corp 5.000% 1,377,694
114,400 Equitable Holdings Inc 5.250% 2,062,632
68,813 Federal Agricultural Mortgage Corp 6.000% 1,704,567
444,260 (b),(e) Morgan Stanley 7.125% 11,150,926
203,611 (b) Morgan Stanley 5.850% 4,450,936
110,293 (b) Morgan Stanley 6.875% 2,696,664
100,352 Morgan Stanley 6.375% 2,360,279
72,100 (b) Morgan Stanley 6.500% 1,777,986
132,414 (b) Synchrony Financial 5.625% 1,955,755
204,839 Voya Financial Inc 5.350% 4,238,119
Total Financial Services 38,555,558
Food, Beverage & Tobacco - 2.7%
295,991 (b) CHS Inc 7.100% 7,319,858
279,909 (b) CHS Inc 6.750% 6,619,848
156,811 (b) CHS Inc 7.875% 4,011,225
23,900 Dairy Farmers of America Inc, 144A 7.875% 2,145,025
Total Food, Beverage & Tobacco 20,095,956
Insurance - 9.0%
460,300 (e) American Equity Investment Life Holding Co 5.950% 9,735,345
226,000 American Equity Investment Life Holding Co 6.625% 5,179,920
423,677 (b) Aspen Insurance Holdings Ltd 9.593% 10,710,554
107,800 (b) Aspen Insurance Holdings Ltd 5.625% 1,833,678
82,800 (b) Assurant Inc 5.250% 1,550,016
348,505 (b) Athene Holding Ltd 6.350% 7,363,911
220,152 Athene Holding Ltd 6.375% 5,343,089
80,000 (b) Axis Capital Holdings Ltd 5.500% 1,559,200
63,400 Delphi Financial Group Inc 8.816% 1,410,650
319,645 (e) Enstar Group Ltd 7.000% 7,604,354

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

JPC
Investments in Derivatives
Shares   Description (a) Coupon Value
Insurance (continued)
219,645 Maiden Holdings North America Ltd 7.750% $ 3,962,396
273,630 (b) Reinsurance Group of America Inc 5.750% 6,709,408
116,700 (b) Reinsurance Group of America Inc 7.125% 2,975,850
79,073 (b) Selective Insurance Group Inc 4.600% 1,249,353
Total Insurance 67,187,724
Telecommunication Services - 0.2%
99,300 (b) AT&T Inc 4.750% 1,717,890
Total Telecommunication Services 1,717,890
Utilities - 0.2%
45,100 (b) NiSource Inc 6.500% 1,127,500
Total Utilities 1,127,500
Total $25 Par (or similar) Retail Preferred
(cost $235,711,938) 211,196,249
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 1.1% (0.7% of Total Investments) X 8,078,917
Financial Services - 0.8%
$ 18,750 Credit Suisse Group AG 0.000% 1/17/72 $ 1,968,750
10,605 Credit Suisse Group AG 7.500% 6/11/72 1,113,525
10,229 Credit Suisse Group AG 7.250% 3/12/72 1,074,045
8,090 Credit Suisse Group AG 6.380% 2/21/72 849,450
7,835 Credit Suisse Group AG 7.500% 1/17/72 822,675
Total Financial Services 5,828,445
Insurance - 0.3%
2,375 (b) Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 2,250,472
Total Insurance 2,250,472
Total Corporate Bonds
(cost $56,841,256) 8,078,917
Shares Description (a) Value
X –
COMMON STOCKS - 0.0% (0.0% of Total Investments) X 5,414
Materials - 0.0%
60 LyondellBasell Industries NV, Class A $ 5,414
Total Materials 5,414
Total Common Stocks
(cost $–) 5,414
Total Long-Term Investments
(cost $1,361,983,196) 1,190,751,463
Borrowings - (30.5)% (g),(h) (227,700,000)
Reverse Repurchase Agreements, including accrued interest
- (13.8)%(i) (102,639,332)
TFP Shares, Net - (20.0)%(j) (149,370,180)
Other Assets & Liabilities, Net -  4.8% 35,375,597
Net Assets Applicable to Common Shares - 100% $ 746,417,548

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 461 12/23 $ 50,768,570 $ 48,945,234 $ (1,823,336)
U.S. Treasury Ultra Bond 159 12/23 18,995,865 17,897,438 (1,098,427)
Total $69,764,435 $66,842,672 $(2,921,763)
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (a)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services, LLC $ 277,500,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 13,925,374 $ 13,925,374
Morgan Stanley
Capital Services, LLC 48,000,000 Receive
1-Month
LIBOR 2.364% Monthly 7/01/19 7/01/26 7/01/28 2,881,306 2,881,306
Total $ 16,806,680
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 611,583,884 $ – $ 611,583,884
Contingent Capital Securities – 359,886,999 – 359,886,999
$25 Par (or similar) Retail Preferred 198,050,067 13,146,182 – 211,196,249
Corporate Bonds – 8,078,917 – 8,078,917
Common Stocks 5,414 – – 5,414
Investments in Derivatives:
Futures Contracts* (2,921,763) – – (2,921,763)
Interest Rate Swaps* – 16,806,680 – 16,806,680
Total
$ 195,133,718 $ 1,009,502,662 $ – $ 1,204,636,380
* Represents net unrealized appreciation (depreciation).

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2023
(Unaudited)

JPC
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $636,455,966 have been pledged as collateral for reverse repurchase agreements.
(c) Perpetual security. Maturity date is not applicable.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$141,234,961.
(f) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(g) Borrowings as a percentage of Total Investments is 19.1%.
(h) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $558,232,728 have been pledged as collateral for borrowings.
(i) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 8.6%.
(j) TFP Shares, Net as a percentage of Total Investments is 12.5%.
(k) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
3M CME Term SOFR 3 Month